Information by segment (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Segment Disclosure for Company's Consolidated Operations

Segment disclosure for the Company’s consolidated operations is as follows:

2018	Mexico and Central America(1)		South America(2)		Consolidated
Total revenues	Ps.	100,162	Ps.	82,180	Ps.	182,342
Intercompany revenue		5,143		17		5,160
Gross profit		48,162		35,776		83,938
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		7,809		9,381		17,190
Depreciation and amortization		5,551		3,852		9,403
Non-cash items other than depreciation and amortization (3)		1,249		132		1,381
Equity in earnings (loss) of associated companies and joint ventures		326		(100)		(226)
Total assets		147,748		116,039		263,787
Investments in associate companies and joint ventures		6,789		3,729		10,518
Total liabilities		96,525		35,512		132,037
Capital expenditures, net		6,574		4,495		11,069

2017 (Restated)(5)	Mexico and Central America(1)		South America(2)		Venezuela		Consolidated
Total revenues	Ps.	92,643	Ps.	86,608	Ps.	4,005	Ps.	183,256
Intercompany revenue		4,661		18		—		4,679
Gross profit		45,106		37,756		646		83,508
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		(18,261)		8,792		(1,786)		(11,255)
Depreciation and amortization		4,801		3,442		807		9,050
Non-cash items other than depreciation and amortization (3)		1,011		213		1,021		2,245
Equity in earnings (loss) of associated companies and joint ventures		(63)		123		—		60
Total assets		163,635		122,042		—		285,677
Investments in associate companies and joint ventures		7,046		4,455		—		11,501
Total liabilities		101,330		43,637		—		144,967
Capital expenditures, net (4)		8,245		4,686		—		12,931

2016	Mexico and Central America(1)		South America(2)		Venezuela		Consolidated
Total revenues	Ps.	87,557	Ps.	71,293	Ps.	18,868	Ps.	177,718

Intercompany revenue	4,266	3	—	4,269
Gross profit	43,569	29,263	6,830	79,662
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	8,642	4,784	882	14,308
Depreciation and amortization	4,750	3,078	838	8,666
Non-cash items other than depreciation and amortization (3)	424	61	2,423	2,908
Equity in earnings of associated companies and joint ventures	149	(2)	—	147
Total assets	136,252	130,019	12,985	279,256
Investments in associate companies and joint ventures	18,088	4,269	—	22,357
Total liabilities	95,342	48,391	6,290	150,023
Capital expenditures, net (4)	6,597	4,240	1,554	12,391

(1)

Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 84,352, Ps. 79,836 and Ps. 74,413 during the years ended December 31, 2018, 2017 and 2016, respectively. Domestic (Mexico only) total assets were Ps. 130,865, Ps. 133,315 and Ps. 122,552 as of December 31, 2018, 2017 and 2016, respectively. Domestic (Mexico only) total liabilities were Ps. 92,340, Ps. 88,283 and Ps. 92,303 as of December 31, 2018, 2017 and 2016, respectively.

(2)

South America includes Brazil, Argentina, Colombia, Uruguay and Venezuela, although Venezuela is shown separately above. South America revenues include Brazilian revenues of Ps. 56,523, Ps. 58,518 and Ps. 43,900 during the years ended December 31, 2018, 2017 and 2016, respectively. Brazilian total assets were Ps. 86,007, Ps. 95,713 and Ps. 104,092 as of December 31, 2018, 2017 and 2016, respectively. Brazilian total liabilities Ps. 26,851, Ps. 31,580 and Ps. 39,600 as of December 31, 2018, 2017 and 2016, respectively. South America revenues also include Colombian revenues of Ps. 14,580, Ps. 14,222 and Ps. 15,120 during the years ended December 31, 2018, 2017 and 2016, respectively. Colombian total assets were Ps. 17,626, Ps. 14,180 and Ps. 20,581 as of December 31, 2018, 2017 and 2016, respectively. Colombian total liabilities were Ps. 4,061, Ps. 7,993 and Ps. 5,547 as of December 31, 2018, 2017 and 2016, respectively. South America revenues also include Argentine revenues of Ps. 9,152, Ps. 13,869 and Ps. 12,273 during the years ended December 31, 2018, 2017 and 2016, respectively. Argentine total assets were Ps. 6,021, Ps. 5,301 and Ps. 5,346 as of December 31, 2018, 2017 and 2016, respectively. Argentine total liabilities were Ps. 2,059, Ps.3,660 and Ps. 3,244 as of December 31, 2018, 2017 and 2016, respectively. South America revenues also include Uruguay revenues of Ps. 1,925, during the year ended on December 31, 2018. Uruguay total assets were Ps. 6,385 as of December 31, 2018. Uruguay total liabilities were Ps. 2,541, as of December 31, 2018.

(3)	Includes foreign exchange loss, net; gain on monetary position, net; and market value (gain) loss on financial instruments.

(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

(5)

As mentioned in note 5, the result for Asia division has been included in the line discontinued operations and the Asia segment is no longer presented in 2018 and 2017. The assets (Ps. 28,272) and liabilities (Ps. 9,945) for the discontinued operation for 2017 are included in Mexico and Central America segment.